Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cost:
Beginning Balance	$ 449,204
Additions	83,645
Disposals/transfers/impairments/other	(46,149)
Effect of currency translation	(3,090)
Ending Balance	510,701
Accumulated Depreciation:
Beginning Balance	(122,330)
Additions	(42,665)
Disposals/transfers/impairments/other	41,588
Effect of currency translation	409
Ending Balance	(122,998)
Net Book Amount:	387,703	326,874
All Acquirees
Cost:
Additions	27,091
Land and Buildings
Cost:
Beginning Balance	191,141
Additions	19,012
Disposals/transfers/impairments/other	0
Effect of currency translation	(2,070)
Ending Balance	224,492
Accumulated Depreciation:
Beginning Balance	(17,388)
Additions	(13,381)
Disposals/transfers/impairments/other	0
Effect of currency translation	113
Ending Balance	(30,656)
Net Book Amount:	193,836	173,753
Land and Buildings | All Acquirees
Cost:
Additions	16,409
Machinery and Equipment
Cost:
Beginning Balance	83,431
Additions	9,199
Disposals/transfers/impairments/other	(5,175)
Effect of currency translation	(613)
Ending Balance	91,899
Accumulated Depreciation:
Beginning Balance	(30,983)
Additions	(11,599)
Disposals/transfers/impairments/other	6,052
Effect of currency translation	131
Ending Balance	(36,399)
Net Book Amount:	55,500	52,448
Machinery and Equipment | All Acquirees
Cost:
Additions	5,057
Leasehold Improve- ments
Cost:
Beginning Balance	22,323
Additions	1,157
Disposals/transfers/impairments/other	(8,691)
Effect of currency translation	(205)
Ending Balance	16,165
Accumulated Depreciation:
Beginning Balance	(15,625)
Additions	(553)
Disposals/transfers/impairments/other	8,118
Effect of currency translation	26
Ending Balance	(8,034)
Net Book Amount:	8,131	6,698
Leasehold Improve- ments | All Acquirees
Cost:
Additions	1,581
Computer Equipment and Software
Cost:
Beginning Balance	73,057
Additions	38,675
Disposals/transfers/impairments/other	(25,789)
Effect of currency translation	(108)
Ending Balance	88,984
Accumulated Depreciation:
Beginning Balance	(49,939)
Additions	(14,360)
Disposals/transfers/impairments/other	22,159
Effect of currency translation	97
Ending Balance	(42,043)
Net Book Amount:	46,941	23,118
Computer Equipment and Software | All Acquirees
Cost:
Additions	3,149
Assets under Capital Lease
Cost:
Beginning Balance	5,012
Additions	4,784
Disposals/transfers/impairments/other	(3,714)
Effect of currency translation	0
Ending Balance	6,082
Accumulated Depreciation:
Beginning Balance	(3,357)
Additions	(1,697)
Disposals/transfers/impairments/other	3,234
Effect of currency translation	0
Ending Balance	(1,820)
Net Book Amount:	4,262	1,655
Assets under Capital Lease | All Acquirees
Cost:
Additions	0
Furniture and Fixtures
Cost:
Beginning Balance	4,743
Additions	159
Disposals/transfers/impairments/other	(2,208)
Effect of currency translation	(94)
Ending Balance	3,218
Accumulated Depreciation:
Beginning Balance	(2,027)
Additions	(1,075)
Disposals/transfers/impairments/other	2,025
Effect of currency translation	42
Ending Balance	(1,035)
Net Book Amount:	2,183	2,716
Furniture and Fixtures | All Acquirees
Cost:
Additions	618
Assets under Construc- tion
Cost:
Beginning Balance	69,497
Additions	10,659
Disposals/transfers/impairments/other	(572)
Effect of currency translation	0
Ending Balance	79,861
Accumulated Depreciation:
Beginning Balance	(3,011)
Additions	0
Disposals/transfers/impairments/other	0
Effect of currency translation	0
Ending Balance	(3,011)
Net Book Amount:	76,850	66,486
Assets under Construc- tion | All Acquirees
Cost:
Additions	$ 277